Income and expenses - Deferred tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Netting Of Deferred tax Asset	€ 2,144	€ 1,798	€ 1,422
Total deferred tax assets	3,971	3,523	2,797
Total deferred tax liabilities	(2,660)	(3,202)	(3,725)
Deferred income taxes	1,363	1,128	2,277
Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	6,115	5,320	4,220
Total deferred tax liabilities	(4,804)	(5,000)	(5,148)
Gross amount | Deferred tax asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes	1,282	1,877	3,623
Gross amount | Deferred tax asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes	81	(749)	(1,345)
Tax losses, patent and innovation income deduction, and other tax credits | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,225	3,263	3,199
Amortization development assets and other intangible assets | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	2,016	1,357	400
Depreciation property, plant & equipment | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	384	338	224
Leases | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	129	48	53
Non deductible expenses | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	163
Other items | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	198	314	343
Total deferred tax liabilities	(74)	(27)
Property, plant & equipment | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(980)	(541)	(569)
Intangible assets | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(3,637)	(3,847)	(3,664)
Deferred income | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities		(425)	(743)
Investment grants | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(11)	€ (159)	€ (172)
Prepaid expenses | Gross amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	€ (102)